Earnings Per Share - Summary of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Class of Stock [Line Items]
Net income	$ 62,779,787	$ 24,050,420
Basic EPS [Member]
Class of Stock [Line Items]
Net income	62,779,787	24,050,420
Less: Undistributed earnings allocated to non-vested shares	(1,041,668)	(869,583)
Net income attributable to common shareholders, basic	$ 60,867,627	$ 22,310,345
Weighted average number of shares outstanding, basic	45,338,067	33,107,097
Options to purchase common shares	0	0
Warrants	0	0
Effect of dilutive shares	0	0
Weighted average number of shares outstanding, diluted	0	0
Earnings per share, basic	$ 1.34	$ 0.67
Diluted EPS [Member]
Class of Stock [Line Items]
Net income	$ 62,779,787	$ 24,050,420
Less: Undistributed earnings allocated to non-vested shares	(1,041,668)	(837,909)
Net income attributable to common shareholders, diluted	$ 60,867,627	$ 22,342,019
Weighted average number of shares outstanding, basic	45,338,067	33,107,097
Options to purchase common shares	223,526	140,727
Warrants	2,313,080	1,159,549
Effect of dilutive shares	2,536,606	1,300,276
Weighted average number of shares outstanding, diluted	47,874,673	34,407,373
Earnings per share, diluted	$ 1.27	$ 0.65
Series A Preferred Stock [Member] | Basic EPS [Member]
Class of Stock [Line Items]
Less: Cumulative dividends on Series A Preferred Shares	$ (870,492)	$ (870,492)
Series A Preferred Stock [Member] | Diluted EPS [Member]
Class of Stock [Line Items]
Less: Cumulative dividends on Series A Preferred Shares	$ (870,492)	$ (870,492)